Significant Accounting Policies - Summery of Amortization Method and Amortization Period for the Principal Categories of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2020
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization rate	20 years
Computer Software [member]
Disclosure Of Intangible Assets [Line Items]
Amortization method	Straight-line
Computer Software [member] | Bottom Of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization rate	3 years
Computer Software [member] | Maximum [member]
Disclosure Of Intangible Assets [Line Items]
Amortization rate	5 years